Income Tax (Details)	Dec. 31, 2019 USD ($)
Deferred tax asset
Organizational and start-up costs	$ 87,897
Deferred tax asset.	87,897
Valuation allowance	(87,897)
Deferred tax asset, net of valuation allowance